Note 10 - Non-Wholly Owned Entities	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]

Note 10 - Non-Wholly Owned Entities

Variable Interest Entities

On a quarterly basis we evaluate our variable interests in other entities, primarily ownership interests, to determine if they represent a variable interest entity (VIE) as defined by the authoritative accounting guidance on consolidation, and if so, which party is the primary beneficiary. We have determined that SouthStar, a joint venture owned by us and Piedmont, is the only VIE for which we are the primary beneficiary, which requires us to consolidate its assets, liabilities and Statements of Income. Our conclusion that SouthStar is a VIE resulted from our equal voting rights with Piedmont not being proportional to our economic obligation to absorb 85% of losses or residual returns from the joint venture. We account for our ownership of SouthStar in accordance with authoritative accounting guidance which is described within Note 2. The primary risks associated with SouthStar are discussed in our risk factors included in Item 1A.

SouthStar markets natural gas and related services under the trade name Georgia Natural Gas to customers in Georgia, and under various other trade names to customers in Illinois, Ohio, Florida, Maryland, Michigan and New York. Following are additional factors we considered in determining that we have the power to direct SouthStar’s activities that most significantly impact its performance.

Operations

Our wholly owned subsidiaries, Nicor Gas and Atlanta Gas Light, provide the following services, which affect SouthStar’s operations:

●	meter reading for SouthStar’s customers in Illinois and Georgia

●	maintenance and expansion of the natural gas infrastructure in Illinois and Georgia

●	assigning storage and transportation capacity used in delivering natural gas to SouthStar’s customers

Liquidity and capital resources

●	guarantees of SouthStar’s activities with, and its credit exposure to, its counterparties and to certain natural gas suppliers in support of SouthStar’s payment obligations

●

support of SouthStar’s daily cash management activities and assistance ensuring SouthStar has adequate liquidity and working capital resources by allowing SouthStar to utilize the AGL Capital commercial paper program for its liquidity and working capital requirements in accordance with our services agreement.

Back office functions

●	Accounting, information technology, credit and internal controls services in accordance with our services agreement

SouthStar’s earnings are allocated entirely in accordance with the ownership interests and are seasonal in nature, with the majority occurring during the first and fourth quarters of each year. SouthStar’s current assets consist primarily of natural gas inventory, derivative instruments and receivables from its customers. SouthStar also has receivables from us due to its participation in AGL Capital’s commercial paper program. SouthStar’s current liabilities consist primarily of accrued natural gas costs, other accrued expenses, customer deposits, derivative instruments and payables to us from its participation in AGL Capital’s commercial paper program.

SouthStar’s contractual commitments and obligations, including operating leases and agreements with third party providers, do not contain terms that would trigger material financial obligations in the event that such contracts were terminated. As a result, our maximum exposure to a loss at SouthStar is considered to be immaterial. SouthStar’s creditors have no recourse to our general credit beyond our corporate guarantees we have provided to SouthStar’s counterparties and natural gas suppliers. We have provided no financial or other support that was not previously contractually required. With the exception of our corporate guarantees and the aforementioned limited protections related to goodwill and intangible assets, we have not entered into any arrangements that could require us to provide financial support to SouthStar.

Price and volume fluctuations of SouthStar’s natural gas inventories can cause significant variations in our working capital and cash flow from operations. Changes in our operating cash flows are also attributable to SouthStar’s working capital changes resulting from the impact of weather, the timing of customer collections, payments for natural gas purchases and cash collateral amounts that SouthStar maintains to facilitate its derivative instruments.

Cash flows used in our investing activities include capital expenditures for SouthStar for the year ended December 31, of $3 million for 2013, $1 million for 2012 and $2 million for 2011. Cash flows used in our financing activities include SouthStar’s distribution to Piedmont for its portion of SouthStar’s annual earnings from the previous year. Generally, this distribution occurs in the first or second quarter of each fiscal year. For the years ended December 31, 2013, 2012 and 2011, SouthStar distributed $17 million, $14 million and $16 million to Piedmont, respectively.

On September 1, 2013 we contributed to SouthStar our Illinois retail energy businesses with approximately 108,000 customers. Additionally, Piedmont contributed to SouthStar $22.5 million in cash to maintain its 15% ownership in the joint venture. In connection with the contribution of our Illinois retail energy businesses, we provided certain limited protections to Piedmont regarding the value of the contributed businesses related to goodwill and other intangible assets. Piedmont’s contribution is reflected as an increase to the noncontrolling interest on our Consolidated Statements of Financial Position and a financing activity on our Consolidated Statements of Cash Flows. These funds were used to reduce our commercial paper borrowings.

The following table provides additional information on SouthStar’s assets and liabilities as of the dates presented, which are consolidated within our Consolidated Statements of Financial Position.

	December 31, 2013			December 31, 2012
In millions	Consolidated	SouthStar (1)	% (2)	Consolidated	SouthStar (1)	% (2)
Current assets	$2,945	$264	9%	$2,883	$201	7%
Goodwill and other intangible assets	1,981	139	7	1,852	-	-
Long-term assets and other deferred debit	9,730	12	-	9,406	10	-
Total assets	$14,656	$415	3%	$14,141	$211	1%
Current liabilities	$3,123	$95	3%	$3,338	$62	2%
Long-term liabilities and other deferred credits	7,857	-	-	7,368	-	-
Total liabilities	10,980	95	1	10,706	62	1
Equity	3,676	320	9	3,435	149	4
Total liabilities and equity	$14,656	$415	3%	$14,141	$211	1%

(1) These amounts reflect information for SouthStar and exclude intercompany eliminations and the balances of our wholly owned subsidiary with an 85% ownership interest in SouthStar.

(2) SouthStar’s percentage of the amount on our Consolidated Statements of Financial Position.

The following table provides additional information about SouthStar’s revenues and expenses for the periods presented, which are consolidated within our Consolidated Statements of Income.

	December 31,
In millions	2013	2012
Operating revenues	$687	$576
Operating expenses
Cost of goods sold	491	411
Operation and maintenance	72	63
Depreciation and amortization	5	2
Taxes other than income taxes	1	2
Total operating expenses	569	478
Operating income	$118	$98

Equity Method Investments

Triton We have an investment in Triton, a cargo container leasing company. Container equipment that is acquired by Triton is accounted for in tranches as defined in Triton’s operating agreement, and investors make capital contributions to Triton to invest in each of the tranches. As of December 31, 2013 we had invested in seven tranches established by Triton. For the years ended December 31, 2013 and 2012, income from our equity method investment in Triton of $9 million and $11 million, respectively, was classified as other income on our Consolidated Statements of Income.

Horizon Pipeline We have a 50% owned joint venture with Natural Gas Pipeline Company of America that is regulated by the FERC. Horizon Pipeline operates an approximate 70-mile natural gas pipeline from Joliet, Illinois to near the Wisconsin/Illinois border. Nicor Gas typically contracts for 70% to 80% of the total capacity.

Sawgrass Storage We own a 50% interest in Sawgrass Storage, a joint venture between us and a privately held energy exploration and production company. Sawgrass Storage was granted certification from the FERC in March 2012 for the development of an underground natural gas storage facility in Louisiana with 30 Bcf of working gas capacity. The FERC certificate is set to expire in March 2014.

In December 2013, the joint venture decided to terminate the development of this facility and recognized an impairment loss of $16 million, which reduced the carrying amount of the joint venture’s long-lived assets to fair value. Consequently, we recognized our 50% interest in the loss during the fourth quarter of 2013, resulting in an $8 million ($5 million net of tax) charge to operating income.

The carrying amounts of our investments that are accounted for under the equity method at December 31 were as follows:

In millions	2013	2012
Triton	$70	$73
Horizon Pipeline	15	17
Other (1)	1	9
Total	$86	$99

(1)	Includes our investment in Sawgrass Storage of $1 million at December 31, 2013 and $9 million at December 31, 2012.

Our net equity investment income for the years ended December 31, 2013, 2012 and 2011, was $3 million, $13 million and $1 million, respectively, which is reflected within other income on our Consolidated Statements of Income. The majority of our net equity investment income is attributable to our investment in Triton. For more information on our other income, see Note 2. During 2013 we received distributions of $17 million from our equity investees and $14 million in 2012.